Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Intangible Assets [Abstract]
Schedule Of Change In The Amount Of Intangible Assets

	Software	Purchased technology and other intangible assets	Total
At cost:
Balance January 1, 2010	13,324	2,920	16,244
Additions	624	—	624
Reclassification	131	—	131
Foreign currency translation effect	354	272	626

Balance December 31, 2010	14,433	3,192	17,625
Additions	3,417	3,682	7,099
Acquisitions	44	4,782	4,826
Disposals	(104)	(47)	(151)
Foreign currency translation effect	252	603	855

Balance December 31, 2011	18,042	12,212	30,254

Accumulated amortization:
Balance January 1, 2010	4,887	2,420	7,307
Amortization for the year	2,376	358	2,735
Reclassification	240	—	240
Foreign currency translation effect	305	233	538

Balance December 31, 2010	7,809	3,011	10,820
Amortization for the year	2,901	1,570	4,471
Disposals	(104)	(47)	(151)
Foreign currency translation effect	179	159	338

Balance December 31, 2011	10,785	4,693	15,478

Other intangible assets, net:
December 31, 2010	6,624	181	6,804
December 31, 2011	7,257	7,519	14,776

Schedule Of Estimated Amortization Expenses

2012	5,054
2013	4,279
2014	2,784
2015	1,640
2016	860
2017	159

14,776